Variable Interest Entity - Schedule of Variable Interest Entity of Assets and Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Total current assets	$ 17,854,356	$ 22,329,838
Other assets, non-current	4,304,640
Non-current accounts receivable, net	4,985,479
Property, plant and equipment	3,516,313	2,741,596
Intangible assets		46,079
Total assets	30,660,788	25,117,513
Intercompany payable to the WFOE	19,623,596	16,223,657
Total current liabilities	39,005,733	33,332,745
Total liabilities	39,005,733	33,332,745
Total equity	$ (8,344,945)	$ (8,215,232)